SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 7– SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued. Based on our evaluation no events have occurred that require recognition or disclosure.

On January 4, 2019, the Company amended the terms of the NEOMED Agreement, dated December 20, 2017.  Per the terms of the amendment, the Company granted NEOMED shares of our common stock as consideration for the waiver by NEOMED of the cash payment of $100,000 that was due to NEOMED on October 1, 2018. The Company agreed to grant NEOMED (i) within ten (10) business days following the consummation of a public offering of its common stock prior to April 25, 2019, that number of fully paid non-assessable shares of our common stock equal to $100,000 divided by the price per share of common stock in such public offering or (ii) if the Company has not consummated a public offering of its common stock prior to April 25, 2019, that number of fully paid non-assessable shares of our common stock equal to $100,000 divided by the closing bid price of our common stock as shown on the OTCQB Venture Market as of April 25, 2019.

Subsequent to November 30, 2018, the Company received cash of $1,087,102 that has been recorded for the issuance of 1,449,469 shares of common stock at a price of $0.75 per unit (a “Series D Unit”) pursuant to the Company’s Series D Offering.  Each Series D Unit consists of: (i) one (1) share of common stock; and (ii) one (1) Series D Stock Purchase Warrant to purchase one (1) share of common stock at a price of $1.75 per share for a period of 5 years from the issue date. The placement was closed on January 31, 2019.

Subsequent to November 30, 2018, the Company received cash of $14,000 for 17,500 units at a price of $0.95 per unit (a “Series E Unit”) pursuant to the Company’s Series E Offering.  Each Series E Unit consists of: (i) one (1) share of common stock; and (ii) one (1) Series E Stock Purchase Warrant to purchase one (1) share of common stock at a price of $2.00 per share for a period of 3 years from the issue date. The Series E Offering is currently open.

Under the terms of the subscription agreements for our private placement offerings, following the closing date of such private offering until the earlier of (i) the date that the registration statement of the shares issued in such offering is declared effective by the SEC, or (ii) the date the shares otherwise become freely tradable, if we issue any common stock or common stock equivalent entitling the new investor to acquire common stock at a price below the purchase price for that particular prior subscription agreement, we will be required to issue the prior investor additional units, each consisting of one share of common stock and a warrant to purchase one share of common stock, equal to the difference between the units actually issued at such closing to the new investor, and the number of units we would have issued to the prior investor had the offering been completed at this new, lower price per share.  Management reviewed the terms of the agreements and determined that in accordance with ASC 815, these cash subscription agreements entered into by the Company contain derivative features. The latest private placement purchase price for the Series E Offering was $0.95 per unit.

On March 1, 2019, the company issued 200,000 common shares to a director for past services rendered to the Company.  The director resigned on March 1, 2019.

NOTE 8– SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued. Based on our evaluation no events have occurred that require recognition or disclosure.